FAIR VALUE DISCLOSURES - Textual (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes fair value	$ 68,800,000
Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value discount rate	7.00%
LTIP liability recorded with acquisition of the Bode Companies	7,000,000
Leverl 3 fair value at year end	7,000,000	0	0
Convertible Debt Securities [Member] | Convertible Note embedded derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
LTIP liability recorded with acquisition of the Bode Companies	0
Leverl 3 fair value at year end	$ 17,173,000	$ 1,643,000	$ 12,503,000